Additional Financial Information of Parent Company, Financial Statements Schedule I - Condensed Statement of Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Additional Financial Information of Parent Company - Financial Statements Schedule I
Net revenues	¥ 3,100,372	$ 449,511	¥ 4,293,094		¥ 3,305,826
Operating cost and expenses
Selling expenses	349,014	50,602	437,131		271,692
General and administrative expenses	235,319	34,118	383,321		277,879
Other operating expenses	115,653	16,768	107,844		99,040
Total operating cost and expenses	2,011,923	291,702	3,094,196		2,047,350
Loss from operations	1,088,449	157,809	1,198,898		1,258,476
Other (expenses) income:
Settlement expenses			(19,900)	$ (3,100)	(1,828,907)
Other income (expenses)	13,130	1,904	(18,240)		4,164
Total other (expenses) income	61,100	8,858	99,144		(1,843,795)
(Loss) income before taxes and income from equity in affiliates	1,149,549	166,667	1,298,042		(585,319)
Income tax expense	(267,108)	(38,727)	(293,940)		(258,460)
Income from equity in affiliates	89,148	12,925	301,979		100,257
Net (loss) income	976,571	141,587	1,314,131		(745,225)
Parent company
Operating cost and expenses
Selling expenses	2,838	411	285		356
General and administrative expenses	16,948	2,457	41,955		5,588
Other operating expenses	12,516	1,815
Total operating cost and expenses	32,302	4,683	42,240		5,944
Loss from operations	(32,302)	(4,683)	(42,240)		(5,944)
Other (expenses) income:
Interest income	4,250	616	2,266		20,545
Settlement expenses			(19,908)		(1,828,907)
Other income (expenses)	11,083	1,607	(4,211)		14,713
Total other (expenses) income	15,333	2,223	(21,853)		(1,793,649)
(Loss) income before taxes and income from equity in affiliates	(16,969)	(2,460)	(64,093)		(1,799,593)
Income tax expense					(3,058)
Income from equity in affiliates	51,459	7,461	68,388		78,768
Income from equity in subsidiaries and VIEs	942,081	136,586	1,309,836		978,658
Net (loss) income	¥ 976,571	$ 141,587	¥ 1,314,131		¥ (745,225)